January 28, 2011

Summary Prospectus

BlackRock FundsSM | Investor, Institutional and Class R Shares

  BlackRock Small/Mid-Cap Growth Portfolio

	Investor A	Investor B	Investor C	Institutional	Class R
Fund	Shares	Shares	Shares	Shares	Shares

BlackRock Small/Mid-Cap Growth Portfolio	SCGAX	SRCBX	SGCDX	SSEGX	SSPRX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus (including amendments and supplements) and other information about the Fund, including the Fund’s statement of additional information and shareholder report, online at http://www.blackrock.com/prospectus. You can also get this information at no cost by calling (800) 441-7762 or by sending an e-mail request to prospectus.request@blackrock.com, or from your financial professional. The Fund’s prospectus and statement of additional information, both dated January 28, 2011, as amended and supplemented from time to time, are incorporated by reference into (legally made a part of) this Summary Prospectus.

This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

Not FDIC Insured • No Bank Guarantee • May Lose Value

Summary Prospectus

Key Facts About BlackRock Small/Mid-Cap Growth Portfolio

Investment Objective

The investment objective of BlackRock Small/Mid-Cap Growth Portfolio (“Small/Mid-Cap Growth” or the “Fund”), a series of BlackRock FundsSM (the “Trust”), is growth of capital.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of Small/Mid-Cap Growth. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the fund complex advised by BlackRock Advisors, LLC (“BlackRock”). More information about these and other discounts is available from your financial professional and in the “Details About the Share Classes” section on page 39 of the Fund’s prospectus and in the “Purchase of Shares” section on page II-57 of the Fund’s statement of additional information.

Shareholder Fees	Investor A	Investor B	Investor C	Institutional	Class R
(fees paid directly from your investment)	Shares	Shares	Shares	Shares	Shares

Maximum Sales Charge (Load) Imposed on Purchases
(as percentage of offering price)	5.25%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as percentage
of offering price or redemption proceeds, whichever
is lower)	None [1]	4.50%[2]	1.00%[3]	None	None

Redemption Fee (as a percentage of amount redeemed
or exchanged within 30 days)	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses
(expenses that you pay each year as a	Investor A	Investor B	Investor C	Institutional	Class R
percentage of the value of your investment)	Shares	Shares	Shares	Shares	Shares

Management Fee	0.75%	0.75%	0.75%	0.75%	0.75%

Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	None	0.50%

Other Expenses	0.55%	0.67%	0.61%	0.71%	0.70%

Acquired Fund Fees and Expenses[4]	0.01%	0.01%	0.01%	0.01%	0.01%

Total Annual Fund Operating Expenses[4]	1.56%	2.43%	2.37%	1.47%	1.96%

Fee Waivers and/or Expense Reimbursements[5]	(0.16)%	(0.26)%	(0.20)%	(0.33)%	(0.27)%

Total Annual Fund Operating Expenses After Fee
Waivers and/or Expense Reimbursements[5]	1.40%	2.17%	2.17%	1.14%	1.69%

1	A contingent deferred sales charge (“CDSC”) of 1.00% is assessed on certain redemptions of Investor A Shares made within 18 months after purchase where no initial sales charge was paid at time of purchase as part of an investment of $1,000,000 or more.

2	The CDSC is 4.50% if shares are redeemed in less than one year. The CDSC for Investor B Shares decreases for redemptions made in subsequent years. After six years there is no CDSC on Investor B Shares. (See the section “Details About the Share Classes — Investor B Shares” in the Fund’s prospectus for the complete schedule of CDSCs.)

3	There is no CDSC on Investor C Shares after one year.

4	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees and Expenses.

5	As described in the “Management of the Funds” section of the Fund’s prospectus on pages 55-62, BlackRock has contractually agreed to waive and/or reimburse fees or expenses in order to limit Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements (excluding Dividend Expense, Interest Expense, Acquired Fund Fees and Expenses and certain other Fund expenses) as a percentage of average daily net assets to 1.39% (for Investor A Shares), 2.16% (for Investor B and Investor C Shares), 1.13% (for Institutional Shares) and 1.68% (for Class R Shares) until February 1, 2012. The Fund may have to repay some of these waivers and reimbursements to BlackRock in the following two years. The agreement may be terminated upon 90 days’ notice by a majority of the non-interested trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor A Shares	$660	$ 977	$1,316	$2,271

Investor B Shares	$670	$1,083	$1,472	$2,531

Investor C Shares	$320	$ 720	$1,247	$2,691

Institutional Shares	$116	$ 432	$ 771	$1,729

Class R Shares	$172	$ 589	$1,032	$2,264

You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Investor B Shares	$220	$733	$1,272	$2,531

Investor C Shares	$220	$720	$1,247	$2,691

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 106% of the average value of its portfolio.

Principal Investment Strategies of the Fund

Under normal market conditions, Small/Mid-Cap Growth invests at least 80% of its total assets in small-capitalization and mid-capitalization companies. The Fund views small- and mid-capitalization companies as those that are less mature and appear to have the potential for rapid growth. Although a universal definition of small- and mid-capitalization companies does not exist, the Fund generally defines these companies, at the time of the Fund’s investment, as those with market capitalizations comparable in size to the companies in the Russell 2500™ Growth Index (between approximately $39 million and $5.192 billion as of June 30, 2010, the most recent rebalance date) or a similar index. In the future, the Fund may define small- or mid-capitalization companies using a different index or classification system. The Fund may continue to hold or buy additional shares of a company that no longer is of comparable size if Fund management continues to believe that those shares are an attractive investment. The Fund’s stock investments may include common and preferred stocks, convertible securities and warrants. From time to time the Fund may invest in shares of companies through “new issues” or initial public offerings (“IPOs”).

The Fund reserves the right to invest up to 20% of its total assets in other types of securities including value stocks or dividend stocks.

Principal Risks of Investing in the Fund

Risk is inherent in all investing. The value of your investment in Small/Mid-Cap Growth, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. The following is a summary description of certain risks of investing in the Fund.

  Convertible Securities Risk — The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risk as apply to the underlying common stock.

  Equity Securities Risk — Stock markets are volatile. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions.

  Investment Style Risk — Under certain market conditions, growth investments have performed better during the later stages of economic expansion. Therefore, this investment style may over time go in and out of favor. At times when the investment style used by the Fund is out of favor, the Fund may underperform other equity funds that use different investment styles.

  Market Risk and Selection Risk — Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Selection risk is the risk that the securities selected by Fund management will underperform the markets, the relevant indices or the securities selected by other funds with similar investment objectives and investment strategies. This means you may lose money.

  Mid-Cap Securities Risk — The securities of mid-cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies.

  “New Issues” Risk — “New Issues” are initial public offerings of U.S. equity securities. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile or may decline shortly after the initial public offering.

  Small Cap Securities Risk — Small cap companies may have limited product lines or markets. They may be less financially secure than larger, more established companies. They may depend on a more limited management group than larger capitalized companies.

  Warrants Risk — If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve substantially more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Performance Information

On January 31, 2005, Small/Mid-Cap Growth reorganized with the State Street Research Emerging Growth Fund (the “SSR Fund”), which had investment goals and strategies substantially similar to the Fund. For periods prior to January 31, 2005, the chart and table show performance information for the SSR Fund.

The information shows you how the Fund’s performance has varied year by year and provides some indication of the risks of investing in the Fund. The table compares the Fund’s performance to that of the Russell 2500™ Growth Index. As with all such investments, past performance (before and after taxes) is not an indication of future results. Sales charges are not reflected in the bar chart. If they were, returns would be less than those shown. However, the table includes all applicable fees and sales charges. If BlackRock and its affiliates had not waived or reimbursed certain Fund expenses during these periods, the Fund’s returns would have been lower. Updated information on the Fund’s results can be obtained by visiting http://www.blackrock.com/funds or can be obtained by phone at 800-882-0052.

Investor A Shares
ANNUAL TOTAL RETURNS1
BlackRock Small/Mid-Cap Growth Portfolio
As of 12/31

During the ten-year period shown in the bar chart, the highest return for a quarter was 26.95% (quarter ended June 30, 2003) and the lowest return for a quarter was –28.63% (quarter ended December 31, 2008).

As of 12/31/10
Average Annual Total Returns	1 Year	5 Years[1]	10 Years[1]

BlackRock Small/Mid-Cap Growth Portfolio — Investor A
Return Before Taxes	11.54%	0.67%	3.08%
Return After Taxes on Distributions	11.54%	(0.09)%	2.61%
Return After Taxes on Distributions and Sale of Shares	7.50%	0.55%	2.64%

BlackRock Small/Mid-Cap Growth Portfolio — Investor B
Return Before Taxes	12.37%	0.65%	3.04%

BlackRock Small/Mid-Cap Growth Portfolio — Investor C
Return Before Taxes	15.86%	0.97%	2.89%

BlackRock Small/Mid-Cap Growth Portfolio — Institutional
Return Before Taxes	18.04%	2.03%	3.93%

BlackRock Small/Mid-Cap Growth Portfolio — Class R
Return Before Taxes	17.36%	1.48%	3.33%

Russell 2500™ Growth Index
(Reflects no deduction for fees, expenses or taxes)	28.86%	5.63%	4.19%

1	A portion of the Fund’s total return was attributable to proceeds received in the fiscal year ended September 30, 2009 in settlement of litigation.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Investor A Shares only, and the after-tax returns for Investor B, Investor C, Institutional and Class R Shares will vary.

Investment Manager

Small/Mid-Cap Growth’s investment manager is BlackRock Advisors, LLC (previously defined as “BlackRock”).

Portfolio Managers

	Portfolio Manager of
Name	the Fund Since	Title

Andrew Thut	2004	Managing Director of BlackRock, Inc.

Eileen Leary, CFA	2009	Managing Director of BlackRock, Inc.

Andrew Leger	2007	Director of BlackRock, Inc.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Fund each day the New York Stock Exchange is open. To purchase or sell shares you should contact your financial intermediary or financial professional, or, if you hold your shares through the Fund, you should contact the Fund by phone at (800) 441-7762, by mail (c/o BlackRock Funds, P.O. Box 9819, Providence, Rhode Island 02940-8019), or by the Internet at www.blackrock.com/funds. The Fund’s initial and subsequent investment minimums generally are as follows, although the Fund may reduce or waive the minimums in some cases:

Investor A and
	Investor C Shares	Investor B Shares	Institutional Shares	Class R Shares

Minimum Initial	$1,000 for all accounts	Available only through	$2 million for	$100 for all accounts.
Investment	except:	exchanges and dividend	institutions and
	•$250 for certain fee-	reinvestments by	individuals.
	based programs.	current holders and for
	•$100 for retirement	purchase by certain	Institutional Shares are
	plans.	qualified employee	available to clients of
	•$50, if establishing	benefit plans.	registered investment
	Automatic Investment		advisors who have
	Plan (“AIP”).		$250,000 invested in
the Fund.

Minimum Additional	$50 for all accounts	N/A	No subsequent	No subsequent
Investment	except certain		minimum.	minimum.
retirement plans and
payroll deduction
programs may have a
lower minimum.

Tax Information

The Fund’s dividends and distributions may be subject to Federal income taxes and may be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to Federal income tax upon withdrawal from such tax-deferred arrangements.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary, the Fund and BlackRock Investments, LLC, the Fund’s distributor, or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

* * *

The Fund’s prospectus and statement of additional information, both dated January 28, 2011, are incorporated by reference into this Summary Prospectus.

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INVESTMENT COMPANY ACT FILE # 811-05742 © BlackRock Advisors, LLC SPRO-SMCG-0111